As filed with the Securities and Exchange Commission on May 30, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Robert A. Olstein
(Name and address of agent for service)

1-800-799-2113

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

The Olstein Financial Alert Fund Schedule of Investments March 31, 2006 (Unaudited)

	Shares/Principal Amount	Value
COMMON STOCKS - 88.3%
Air Freight & Logistics - 1.2%
Pacer International, Inc.	669,700	$21,885,796

Beverages - 1.8%
Molson Coors Brewing Company - Class B	469,000	32,182,780

Business Services - 0.4%
FTD Group, Inc. (a)	830,500	8,047,545

Capital Markets - 6.1%
The Goldman Sachs Group, Inc.	49,800	7,816,608
Janus Capital Group Inc.	1,153,800	26,733,546
Merrill Lynch & Co., Inc.	167,100	13,160,796
Morgan Stanley	498,800	31,334,616
Waddell & Reed Financial, Inc. - Class A	1,314,700	30,369,570
		109,415,136
Commercial Banks - 1.4%
Bank of America Corporation	554,700	25,261,038

Commercial Services & Supplies - 1.2%
John H. Harland Company	555,100	21,815,430

Communications Equipment - 4.6%
3Com Corporation (a)	2,420,500	12,392,960
Cisco Systems, Inc. (a)	1,653,100	35,822,677
CommScope, Inc. (a)	508,200	14,509,110
Plantronics, Inc.	540,800	19,160,544
		81,885,291
Computers & Peripherals - 4.4%
Adaptec, Inc. (a)	4,328,900	23,938,817
Diebold, Incorporated	509,800	20,952,780
Intermec Inc. (a)	629,000	19,190,790
NCR Corporation (a)	360,100	15,048,579
		79,130,966
Construction & Engineering - 2.3%
Quanta Services, Inc. (a)	2,574,200	41,238,684

Electrical Equipment - 1.2%
Energy Conversion Devices, Inc. (a)	434,400	21,363,792

Electronic Equipment & Instruments - 0.9%
AVX Corporation	208,100	3,683,370
Technitrol, Inc.	542,400	13,006,752
		16,690,122
Energy Equipment & Services - 3.0%
Newpark Resources, Inc. (a)	2,846,100	23,338,020
Patterson-UTI Energy, Inc.	930,200	29,729,192
		53,067,212
Food Products - 4.0%
Del Monte Foods Company	6,108,200	72,443,252

Health Care Equipment & Supplies - 2.0%
Baxter International Inc.	572,500	22,218,725
PerkinElmer, Inc.	569,500	13,366,165
		35,584,890
Hotels Restaurants & Leisure - 4.5%
CKE Restaurants, Inc.	1,025,000	17,835,000
McDonald's Corporation	934,050	32,093,958
Scientific Games Corporation - Class A (a)	509,020	17,881,873
Wendy's International, Inc.	205,300	12,740,918
		80,551,749
Household Durables - 2.5%
American Greetings Corporation - Class A	45,100	975,062
Tupperware Brands Corporation	1,156,600	23,814,394
Universal Electronics Inc. (a) (b)	1,133,800	20,068,260
		44,857,716
Industrial Conglomerates - 5.4%
3M Co.	252,500	19,111,725
Tyco International Ltd. (c)	2,914,800	78,349,824
		97,461,549
Insurance - 6.2%
American International Group, Inc.	477,800	31,577,802
Marsh & McLennan Companies, Inc.	1,679,700	49,315,992
XL Capital Ltd. - Class A (c)	477,700	30,625,347
		111,519,141
Internet Software & Services - 0.6%
VeriSign, Inc. (a)	415,100	9,958,249

Leisure Equipment & Products - 1.9%
Hasbro, Inc.	1,304,200	27,518,620
Mattel, Inc.	319,700	5,796,161
		33,314,781
Media - 7.9%
Gannett Co., Inc.	352,600	21,127,792
Gray Television, Inc. (b)	2,743,100	23,042,040
The Interpublic Group of Companies, Inc. (a)	6,760,000	64,625,600
The Walt Disney Company	1,170,800	32,653,612
		141,449,044
Metals & Mining - 1.9%
Cleveland-Cliffs Inc.	223,300	19,453,896
Phelps Dodge Corporation	181,500	14,616,195
		34,070,091
Multiline Retail - 2.4%
Federated Department Stores, Inc.	450,200	32,864,600
J. C. Penney Company, Inc.	172,800	10,438,848
		43,303,448
Office Electronics - 1.8%
Xerox Corporation (a)	2,130,000	32,376,000

Oil & Gas - 5.1%
Chesapeake Energy Corporation	857,000	26,918,370
The Williams Companies, Inc.	2,381,500	50,940,285
XTO Energy, Inc.	294,700	12,840,079
		90,698,734
Paper & Forest Products - 1.6%
Neenah Paper, Inc. (b)	891,800	29,206,450

Personal Products - 1.3%
Playtex Products, Inc. (a)	2,187,900	22,907,313

Semiconductor & Semiconductor Equipment - 1.1%
Atmel Corporation (a)	4,380,500	20,675,960

Specialty Retail - 7.4%
Claire's Stores, Inc.	333,200	12,098,492
The Finish Line, Inc.- Class A	844,000	13,883,800
Foot Locker, Inc.	1,526,000	36,440,880
Jo-Ann Stores, Inc. (a) (b)	1,917,500	25,809,550
RadioShack Corporation	1,383,200	26,598,936
Ross Stores, Inc.	616,300	17,989,797
		132,821,455
Textiles, Apparel & Luxury Goods - 2.2%
Jones Apparel Group, Inc.	636,700	22,520,079
Tommy Hilfiger Corporation (a) (c)	1,056,200	17,395,614
		39,915,693

TOTAL COMMON STOCKS
(Cost $1,308,821,004)		1,585,099,307

SHORT-TERM INVESTMENTS - 11.8%
Mutual Fund - 0.1%
First American Prime Obligations Fund	1,345,510	1,345,510

U.S. Government Agency Obligations - 11.7%
Federal Home Loan Bank:
2.65%, due 4/07/2006 to 4/12/2006	$77,700,000	77,616,745
4.455%, due 4/03/2006	23,400,000	23,394,332
4.47%, due 4/05/2006	9,000,000	8,995,630
4.508%, due 4/04/2006	25,700,000	25,690,675
4.56%, due 4/06/2006	27,500,000	27,482,736
4.608%, due 4/10/2006	30,000,000	29,966,850
		193,146,968
Fannie Mae
4.549%, due 4/05/2006	16,900,000	16,891,738

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		210,038,706

TOTAL SHORT-TERM INVESTMENTS		211,384,216
(Cost $211,384,216)

Total Investments - 100.1%
(Cost $1,520,205,220)		1,796,483,523

Liabilities in Excess of Other Assets - (0.1)%		(1,347,400)
TOTAL NET ASSETS - 100.0%		$1,795,136,123

(a)	Non-income producing security.
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
(c)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

	Cost of investments	$1,520,205,220
	Gross unrealized appreciation	334,396,511
	Gross unrealized depreciation	(58,118,208)
	Net unrealized appreciation	$276,278,303

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Olstein Funds

By (Signature and Title                 /s/ Robert A. Olstein
Robert A. Olstein, President

Date    5/30/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title                 /s/ Robert A. Olstein
Robert A. Olstein, President

Date    5/30/06

By (Signature and Title                 /s/ Michael Luper
Michael Luper, Treasurer

Date    5/30/06